LVIP Wellington SMID Cap Value Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.62%
Aerospace & Defense–1.28%
Curtiss-Wright Corp.	7,683	$2,525,325
†Ducommun, Inc.	36,449	2,399,438
		4,924,763
Automobile Components–1.98%
Gentex Corp.	120,305	3,571,855
†Goodyear Tire & Rubber Co.	251,817	2,228,580
†Visteon Corp.	18,894	1,799,465
		7,599,900
Banks–8.50%
Ameris Bancorp	73,794	4,604,008
Cadence Bank	173,412	5,523,172
Columbia Banking System, Inc.	197,818	5,165,028
First Citizens BancShares, Inc. Class A	1,178	2,168,639
SouthState Corp.	60,733	5,902,034
Synovus Financial Corp.	110,086	4,895,524
Webster Financial Corp.	94,545	4,406,743
		32,665,148
Building Products–2.49%
†Builders FirstSource, Inc.	13,221	2,563,023
Fortune Brands Innovations, Inc.	77,055	6,898,734
†Hayward Holdings, Inc.	8,200	125,788
		9,587,545
Capital Markets–3.89%
Evercore, Inc. Class A	16,722	4,236,351
StepStone Group, Inc. Class A	84,567	4,805,943
TPG, Inc.	102,491	5,899,382
		14,941,676
Chemicals–5.11%
Celanese Corp.	34,107	4,637,188
FMC Corp.	102,891	6,784,632
Huntsman Corp.	211,458	5,117,284
†Ingevity Corp.	79,727	3,109,353
		19,648,457
Communications Equipment–1.20%
†F5, Inc.	20,981	4,620,016
		4,620,016
Construction & Engineering–0.98%
†Fluor Corp.	78,783	3,758,737
		3,758,737
Consumer Finance–1.27%
Bread Financial Holdings, Inc.	43,344	2,062,307
†PRA Group, Inc.	125,785	2,812,553
		4,874,860
Consumer Staples Distribution & Retail–1.90%
†U.S. Foods Holding Corp.	119,050	7,321,575
		7,321,575
Diversified REITs–1.44%
Essential Properties Realty Trust, Inc.	161,948	5,530,524
		5,530,524
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–0.56%
IDACORP, Inc.	20,778	$2,142,004
		2,142,004
Electronic Equipment, Instruments & Components–4.37%
Belden, Inc.	55,409	6,490,056
†Coherent Corp.	57,020	5,069,648
†Flex Ltd.	156,962	5,247,240
		16,806,944
Energy Equipment & Services–0.41%
†Seadrill Ltd.	39,607	1,573,982
		1,573,982
Financial Services–1.71%
Voya Financial, Inc.	82,958	6,571,933
		6,571,933
Gas Utilities–2.55%
ONE Gas, Inc.	84,616	6,297,122
Spire, Inc.	51,968	3,496,927
		9,794,049
Ground Transportation–1.70%
Knight-Swift Transportation Holdings, Inc.	121,224	6,540,035
		6,540,035
Health Care Equipment & Supplies–2.67%
†ICU Medical, Inc.	16,825	3,065,852
†Integra LifeSciences Holdings Corp.	149,919	2,724,028
Teleflex, Inc.	18,010	4,454,233
		10,244,113
Health Care Providers & Services–0.42%
†Acadia Healthcare Co., Inc.	25,502	1,617,082
		1,617,082
Health Care REITs–2.75%
American Healthcare REIT, Inc.	230,329	6,011,587
CareTrust REIT, Inc.	148,196	4,573,328
		10,584,915
Hotels, Restaurants & Leisure–3.46%
†Denny's Corp.	345,603	2,229,140
International Game Technology PLC	212,507	4,526,399
Wyndham Hotels & Resorts, Inc.	83,588	6,531,566
		13,287,105
Household Durables–2.40%
Century Communities, Inc.	41,119	4,234,435
Tempur Sealy International, Inc.	91,099	4,974,005
		9,208,440
Industrial REITs–0.95%
First Industrial Realty Trust, Inc.	64,915	3,633,942
		3,633,942
Insurance–5.94%
Aegon Ltd.	670,705	4,285,805
Everest Group Ltd.	17,334	6,791,981
Globe Life, Inc.	24,468	2,591,406
LVIP Wellington SMID Cap Value Fund–1

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	11,656	$1,726,370
Kemper Corp.	121,751	7,457,249
		22,852,811
Interactive Media & Services–1.39%
†Cargurus, Inc.	102,932	3,091,048
†Taboola.com Ltd.	668,257	2,245,343
		5,336,391
Leisure Products–0.40%
†Malibu Boats, Inc. Class A	39,990	1,552,012
		1,552,012
Life Sciences Tools & Services–2.44%
†Charles River Laboratories International, Inc.	19,502	3,841,309
†Evotec SE ADR	489,534	1,786,799
†Qiagen NV	82,334	3,751,960
		9,380,068
Machinery–4.11%
Atmus Filtration Technologies, Inc.	50,965	1,912,717
Flowserve Corp.	82,233	4,250,624
John Bean Technologies Corp.	41,018	4,040,683
†Middleby Corp.	40,148	5,585,791
		15,789,815
Metals & Mining–1.94%
Reliance, Inc.	25,795	7,460,172
		7,460,172
Multi-Utilities–1.50%
NiSource, Inc.	166,483	5,768,636
		5,768,636
Office REITs–0.98%
Douglas Emmett, Inc.	214,346	3,766,059
		3,766,059
Oil, Gas & Consumable Fuels–5.24%
Chesapeake Energy Corp.	47,121	3,875,702
Chord Energy Corp.	15,851	2,064,276
EQT Corp.	219,853	8,055,414
Ovintiv, Inc.	51,939	1,989,783
Viper Energy, Inc.	91,923	4,146,647
		20,131,822
Passenger Airlines–1.47%
Delta Air Lines, Inc.	111,358	5,655,873
		5,655,873
Pharmaceuticals–1.30%
Perrigo Co. PLC	191,170	5,014,389
		5,014,389
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–3.05%
Science Applications International Corp.	43,728	$6,089,999
TransUnion	53,719	5,624,379
		11,714,378
Residential REITs–1.63%
Camden Property Trust	50,856	6,282,242
		6,282,242
Retail REITs–3.02%
Acadia Realty Trust	219,873	5,162,618
Brixmor Property Group, Inc.	230,948	6,434,211
		11,596,829
Semiconductors & Semiconductor Equipment–3.34%
†Allegro MicroSystems, Inc.	155,718	3,628,230
†Enphase Energy, Inc.	23,601	2,667,385
MKS Instruments, Inc.	36,461	3,963,675
†Qorvo, Inc.	25,130	2,595,929
		12,855,219
Software–1.10%
Progress Software Corp.	62,925	4,239,257
		4,239,257
Specialized REITs–1.10%
Gaming & Leisure Properties, Inc.	82,203	4,229,344
		4,229,344
Specialty Retail–0.58%
†Five Below, Inc.	25,190	2,225,537
		2,225,537
Textiles, Apparel & Luxury Goods–2.44%
†Skechers USA, Inc. Class A	51,298	3,432,862
Steven Madden Ltd.	121,715	5,962,818
		9,395,680
Trading Companies & Distributors–2.66%
Air Lease Corp.	108,876	4,930,994
Boise Cascade Co.	37,510	5,288,160
		10,219,154
Total Common Stock (Cost $302,228,460)		382,943,433

MONEY MARKET FUND–0.74%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,854,596	2,854,596
Total Money Market Fund (Cost $2,854,596)		2,854,596

TOTAL INVESTMENTS–100.36% (Cost $305,083,056)	385,798,029
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.36%)	(1,375,278)
NET ASSETS APPLICABLE TO 14,046,149 SHARES OUTSTANDING–100.00%	$384,422,751

†Non-income producing.

LVIP Wellington SMID Cap Value Fund–2

LVIP Wellington SMID Cap Value Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
LVIP Wellington SMID Cap Value Fund–3